Cover Page	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Central Index Key	0001830214
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On September 16, 2021 we filed a Registration Statement on Form S-1 (File No. 333-258712) (the “Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Registration Statement registered for the resale of up to 77,500,000 shares of Class A common stock (the “PIPE Shares”), par value $0.0001 per share, of Soaring Eagle Acquisition Corp. (“SRNG”), a Cayman Islands exempted company, by the selling stockholders named in this prospectus (or their permitted transferees) (the “Selling Stockholders”). The Selling Stockholders were issued the PIPE Shares in private placements immediately after SRNG’s domestication under Section 388 of the Delaware General Corporation Law, as amended (the “DGCL”), pursuant to which SRNG’s jurisdiction of incorporation changed from the Cayman Islands to the State of Delaware (the “Domestication”) and immediately prior to the consummation of the business combination (the “Business Combination”) by and among SRNG, SEAC Merger Sub Inc., a wholly owned subsidiary of SRNG (“Merger Sub”), and Ginkgo Bioworks, Inc. (“Old Ginkgo”). The PIPE Shares were converted to shares of Ginkgo Class A common stock upon consummation of the Business Combination. The Registration Statement, as amended, was declared effective by the SEC on September 16, 2021. This post-effective amendment is being filed to include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 29, 2022 (the “Annual Report”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.